Current and deferred income tax (Tables)	12 Months Ended
Dec. 31, 2023
Current and deferred income tax
Reconciliation of income tax in the statement of profit or loss

	Year Ended December 31,
	2023	2022	2021
Earnings before taxes	109,868	936	35,966
Statutory combined income tax rate - %	34%	34%	34%
Income tax at statutory rates	(37,355)	(318)	(12,228)

Income exempt from taxation - ProUni benefit (i)	185,399	95,812	20,211
Unrecognized deferred tax asset on tax losses (ii)	(123,408)	(2,040)	15,320
Non-deductible expenses	(12,057)	17	(2,863)
Tax losses used to reduce current tax	-	-	30
Other	224	(1,267)	772
Total income tax and social contribution	12,803	92,204	21,242
Effective tax rate - %	(12)%	(9,851)%	(59)%

Current income tax expense	(53,611)	(18,023)	(11,333)
Deferred income tax income	66,414	110,227	32,575

(i)	The University for All Program - ProUni, establishes, through Law 11,096, dated January 13, 2005, exemption from certain federal taxes for higher education institutions that provide full and partial scholarships to low-income students enrolled in traditional undergraduate and technological undergraduate programs. The Company's higher education companies are included in this program.
(ii)	The Group has companies that have not made a tax profit for some years, so we do not recognize deferred tax assets on the tax losses of these entities.

Schedule of deferred income tax

	Balance sheet		Profit or loss
	2023	2022	2023	2022
Tax loss carryforward	93,242	93,242	-	78,832
Allowance for expected credit losses	90,892	59,739	31,153	12,612
Labor provisions	19,036	2,303	16,733	(21,259)
Lease contracts	3,937	7,147	(3,210)	(1,247)
Provision for revenue cancellation	4,131	990	3,141	(436)
Provision for contingencies	4,521	923	3,598	(1,201)
Other provisions	11,200	38,699	(27,499)	14,943
Total	226,959	203,043	23,916	82,244

Deferred tax assets	226,959	203,043	66,414	110,227

	Balance sheet		Profit or loss
	2023	2022	2023	2022
Intangible assets on business combinations	(730,896)	(773,394)	42,498	27,983
Total	(730,896)	(773,394)	42,498	27,983

Deferred tax liabilities	(730,896)	(773,394)